Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth information regarding the relationship between compensation actually paid to our named executive officers, as defined in the Securities and Exchange Commission rules, and the financial performance of the company.

Year	Summary Compensation Table Total for Terry K. Spencer (2)	Compensation Actually Paid to Terry K. Spencer (1),(2)	Summary Compensation Table Total for Pierce H. Norton II (3)	Compensation Actually Paid to Pierce H. Norton II (1),(2)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (1),(4)	Value of Initial Fixed $100 Investment Based on:		Net Income	Earnings Per Share (7)
							Total Shareholder Return (5)	Peer Group Total Shareholder Return (5),(6)
2024	$—	$—	$13,237,333	$20,978,410	$4,612,550	$6,946,295	$188.65	$177.30	$3,112,495,133	$5.17
2023	$—	$—	$9,547,574	$6,585,820	$3,650,976	$2,575,822	$125.62	$167.71	$2,658,934,437	$5.48
2022	$—	$—	$8,139,024	$7,369,578	$3,040,323	$1,844,648	$111.01	$169.96	$1,722,221,246	$3.84
2021	$9,287,113	$5,136,261	$7,246,578	$8,150,397	$3,163,660	$5,392,850	$93.37	$102.56	$1,499,706,012	$3.35
2020	$10,143,927	$(5,589,662)	$—	$—	$2,525,762	$(1,426,729)	$56.64	$66.32	$612,808,674	$1.42

Company Selected Measure Name	diluted EPS
Named Executive Officers, Footnote	Mr. Spencer retired as our President and Chief Executive Officer, effective June 28, 2021, and retired as an advisor to the President and Chief Executive Officer and from the Board, effective September 30, 2021.
(3)Mr. Norton was appointed by the Board as Mr. Spencer’s successor, effective June 28, 2021.
Our named executive officers whose compensation amounts are included in the Non-PEO average are Walter S. Hulse, III, Kevin L. Burdick, Sheridan C. Swords
and Robert F. Martinovich for 2020, 2021 and 2022. For 2023, the named executive officers included in the Non-PEO average are Walter S. Hulse, III, Kevin L.
Burdick, Sheridan C. Swords, Charles M. Kelley, and Stephen B. Allen. For 2024, the named executive officers included in the Non-PEO average are Walter S.
Hulse, III, Kevin L. Burdick, Sheridan C. Swords, and Lyndon C. Taylor.

Peer Group Issuers, Footnote	Peer Group TSR is the S&P 500 Energy Index: We replaced the Alerian Midstream Energy Select Index with the S&P 500 Energy Index as it is more relevant to our business subsequent to the Magellan acquisition. The S&P 500 Energy Index is a subindex of the S&P 500 that includes those companies classified as
	members of the energy sector. The graph below includes both peer groups for comparison purposes through FY 2024.
Adjustment To PEO Compensation, Footnote	The following table sets forth amounts that were deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the compensation actually paid amounts.

	2024
Description	Pierce H. Norton II	Non-PEO NEO Average
Deduction for Grant-Date Fair Value of stock awards granted during covered year reported under the “Stock Awards” column of the Summary Compensation Table	$(9,081,124)	$(2,470,639)
Increase for year-end fair value of equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year (b),(c)	$12,348,710	$3,357,280
Increase for vesting date fair value of awards that are granted and vest in the same covered fiscal year(c)	$—	$—
Increase/deduction for change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year (b),(c)	$3,859,147	$1,389,316
Increase/deduction for change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior years that vest in the covered fiscal year (b),(c)	$614,344	$84,250
Deduction for the fair value amount at the end of the prior fiscal year for awards granted in prior years that fail to meet the applicable vesting conditions during the covered fiscal year (b),(c)	$—	$—
Deduction for change in actuarial present value reported under the “Change in Pension Value” column of the Summary Compensation Table for applicable fiscal year	$—	$(67,253)
Increase for actuarially determined service cost for pension plans (a)	$—	$40,791
Total Adjustments	$7,741,077	$2,333,745
Though 2022 and 2023 are not covered years in the pay versus performance adjustments, year-end Monte Carlo valuations were used for the outstanding 2022,
2023 and 2024 PSU awards to calculate their change in fair value during 2024.
For PSUs granted February 23, 2022, the risk-free interest rate used in the fair value valuation adjustments was 4.38% for December 31, 2022, 4.71% for
December 31, 2023, and 4.39% for December 31, 2024. In comparison, the risk-free interest rate used at the time of grant for all outstanding 2022 NEO PSUs was
1.78%. The historical stock price volatility used in the fair value valuation adjustments was 35.2%, based on 2.15-years, historical price data as of December 31,
2022, 25.38%, based on 1.15-years historical price data as of December 31, 2023, and 28.93%, based on 0.15-years historical price data as of December 31,
2024. In comparison, the annualized 3-year historical volatility used at the time of grant for all outstanding 2021 NEO PSUs was 61.1%.
For PSUs granted February 22, 2023, the risk-free interest rate used in the fair value valuation adjustments was 4.20% for December 31, 2023, and 4.17% for
December 31, 2024. The historical stock price volatility used in the fair value valuation adjustments was 29.87%, based on 2.15-years historical price data as of
December 31, 2023, and 20.80%, based on 1.14-years historical price data as of December 31, 2024. In comparison, the risk-free interest rate and the annualized
3-year historical volatility used at the time of grant for all outstanding 2023 NEO PSUs were 4.43% and 63.3%, respectively.
For PSUs granted February 21, 2024, the risk-free interest rate used in the fair value valuation adjustment was 4.25% and the historical stock price volatility used in the fair value valuation adjustments was 22.82%, based on 2.0-years historical price data as of December 31, 2024. In comparison, the risk-free interest rate and the annualized 3-year historical volatility used at the time of grant for all outstanding 2024 NEO PSUs were 4.46% and 29%, respectively.
(a)Includes service cost for pension and SERP retirement plans. There was no prior service cost.
(b)Dividend equivalents are accrued in the form of restricted units or performance units, as applicable, over the term of the vesting period and are paid when the awards vest. Dividends (and corresponding dividend equivalents) are reflected in the fair value of the applicable award.
(c)Fair value is calculated pursuant to ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 4,612,550	$ 3,650,976	$ 3,040,323	$ 3,163,660	$ 2,525,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,946,295	2,575,822	1,844,648	5,392,850	(1,426,729)
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth amounts that were deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the compensation actually paid amounts.

	2024
Description	Pierce H. Norton II	Non-PEO NEO Average
Deduction for Grant-Date Fair Value of stock awards granted during covered year reported under the “Stock Awards” column of the Summary Compensation Table	$(9,081,124)	$(2,470,639)
Increase for year-end fair value of equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year (b),(c)	$12,348,710	$3,357,280
Increase for vesting date fair value of awards that are granted and vest in the same covered fiscal year(c)	$—	$—
Increase/deduction for change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year (b),(c)	$3,859,147	$1,389,316
Increase/deduction for change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior years that vest in the covered fiscal year (b),(c)	$614,344	$84,250
Deduction for the fair value amount at the end of the prior fiscal year for awards granted in prior years that fail to meet the applicable vesting conditions during the covered fiscal year (b),(c)	$—	$—
Deduction for change in actuarial present value reported under the “Change in Pension Value” column of the Summary Compensation Table for applicable fiscal year	$—	$(67,253)
Increase for actuarially determined service cost for pension plans (a)	$—	$40,791
Total Adjustments	$7,741,077	$2,333,745
Though 2022 and 2023 are not covered years in the pay versus performance adjustments, year-end Monte Carlo valuations were used for the outstanding 2022,
2023 and 2024 PSU awards to calculate their change in fair value during 2024.
For PSUs granted February 23, 2022, the risk-free interest rate used in the fair value valuation adjustments was 4.38% for December 31, 2022, 4.71% for
December 31, 2023, and 4.39% for December 31, 2024. In comparison, the risk-free interest rate used at the time of grant for all outstanding 2022 NEO PSUs was
1.78%. The historical stock price volatility used in the fair value valuation adjustments was 35.2%, based on 2.15-years, historical price data as of December 31,
2022, 25.38%, based on 1.15-years historical price data as of December 31, 2023, and 28.93%, based on 0.15-years historical price data as of December 31,
2024. In comparison, the annualized 3-year historical volatility used at the time of grant for all outstanding 2021 NEO PSUs was 61.1%.
For PSUs granted February 22, 2023, the risk-free interest rate used in the fair value valuation adjustments was 4.20% for December 31, 2023, and 4.17% for
December 31, 2024. The historical stock price volatility used in the fair value valuation adjustments was 29.87%, based on 2.15-years historical price data as of
December 31, 2023, and 20.80%, based on 1.14-years historical price data as of December 31, 2024. In comparison, the risk-free interest rate and the annualized
3-year historical volatility used at the time of grant for all outstanding 2023 NEO PSUs were 4.43% and 63.3%, respectively.
For PSUs granted February 21, 2024, the risk-free interest rate used in the fair value valuation adjustment was 4.25% and the historical stock price volatility used in the fair value valuation adjustments was 22.82%, based on 2.0-years historical price data as of December 31, 2024. In comparison, the risk-free interest rate and the annualized 3-year historical volatility used at the time of grant for all outstanding 2024 NEO PSUs were 4.46% and 29%, respectively.
(a)Includes service cost for pension and SERP retirement plans. There was no prior service cost.
(b)Dividend equivalents are accrued in the form of restricted units or performance units, as applicable, over the term of the vesting period and are paid when the awards vest. Dividends (and corresponding dividend equivalents) are reflected in the fair value of the applicable award.
(c)Fair value is calculated pursuant to ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return	The following graph reflects the relationship between compensation actually paid and our cumulative TSR. (TSR reflects the value of a $100 investment in ONEOK common stock on December 31, 2019 and assumes reinvestment of dividends).
COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN:

Non-PEO NEO Average	Terry K. Spencer	Pierce H. Norton II
S&P 500 Energy Index	Total Shareholder Return	Alerian Midstream Energy Select Index

Compensation Actually Paid vs. Net Income	The following graph reflects the relationship between compensation actually paid and net income.
COMPENSATION ACTUALLY PAID VERSUS NET INCOME:

Non-PEO NEO Average	Terry K. Spencer	Pierce H. Norton II	Net Income

Compensation Actually Paid vs. Company Selected Measure	The following graph reflects the relationship between compensation actually paid and Earnings per Share.
COMPENSATION ACTUALLY PAID VERSUS EARNINGS PER SHARE:

Non-PEO NEO Average	Terry K. Spencer	Pierce H. Norton II	Earnings Per Share

Total Shareholder Return Vs Peer Group	The following graph reflects the relationship between compensation actually paid and our cumulative TSR. (TSR reflects the value of a $100 investment in ONEOK common stock on December 31, 2019 and assumes reinvestment of dividends).
COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN:

Non-PEO NEO Average	Terry K. Spencer	Pierce H. Norton II
S&P 500 Energy Index	Total Shareholder Return	Alerian Midstream Energy Select Index

Tabular List, Table	We believe the following performance measures represent the most important performance measures used by us to link compensation actually paid to our named executive officers for the fiscal year ended December 31, 2024:
•Earnings Per Share
•Return on Invested Capital
•Relative TSR Percentile

Total Shareholder Return Amount	$ 188.65	125.62	111.01	93.37	56.64
Peer Group Total Shareholder Return Amount	177.30	167.71	169.96	102.56	66.32
Net Income (Loss)	$ 3,112,495,133	$ 2,658,934,437	$ 1,722,221,246	$ 1,499,706,012	$ 612,808,674
Company Selected Measure Amount | $ / shares	5.17	5.48	3.84	3.35	1.42
Additional 402(v) Disclosure	TSR is calculated from December 31, 2019 to the end of the applicable fiscal year.In accordance with Securities and Exchange Commission rules, we are required to include in the "Pay versus Performance" table the "most important" financial performance measure (as determined by the company) used to link compensation actually paid to our NEOs to company performance. The company determined diluted EPS meets this requirement. Diluted EPS is as reflected in our 2024 annual report to shareholders (which includes our Annual Report on Form 10-K for the year ended December 31, 2024).

Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR Percentile
Pierce H. Norton II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,237,333	$ 9,547,574	$ 8,139,024	$ 7,246,578
PEO Actually Paid Compensation Amount	$ 20,978,410	$ 6,585,820	$ 7,369,578	8,150,397
PEO Name	Mr. Norton	Mr. Norton	Mr. Norton
Terry K. Spencer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				9,287,113	$ 10,143,927
PEO Actually Paid Compensation Amount				$ 5,136,261	$ (5,589,662)
PEO Name				Mr. Spencer	Mr. Spencer
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,741,077
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,081,124)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,348,710
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,859,147
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	614,344
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,333,745
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,253)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,791
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,470,639)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,357,280
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,389,316
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,250
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0